DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 – DESCRIPTION OF BUSINESS

The Company was incorporated in New Jersey as Creative Beauty Supply, Inc. (“Creative”) in August 1995. In March 2004, Creative acquired Global Digital Solutions, Inc., a Delaware corporation (“Global”). The merger was treated as a recapitalization of Global, and Creative changed its name to Global Digital Solutions, Inc. (“the Company”, “we”), Global provided structured cabling design, installation and maintenance for leading information technology companies, federal, state, and local government, major businesses, educational institutions, and telecommunication companies.

Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has sustained losses and experienced negative cash flows from operations since inception, and for the nine months ended September 30, 2022, while it had net loss of $3,043,000 approximately which was mostly the result of interest expense of approximately $750,000, and amortization of original issue discount of approximately $ 760,000, the Company used net cash of $ to fund operating activities at September 30, 2022, had an accumulated deficit of approximately $ 52,400,000, and a working capital deficit of approximately $13,300,000. These factors raise substantial doubt about the Company’s ability to continue as a going concern, within one year from the issuance date of the financial statements. The Company  has funded its activities to date almost exclusively from equity and debt financings.

The Company needs to raise additional funds immediately and continue to raise funds until they begin to generate sufficient cash from operations and may not be able to obtain the necessary financing on acceptable terms, or at all.

The Company will continue to require substantial funds to continue development of its core business. Management’s plans in order to meet the operating cash flow requirements include financing activities such as private placements of common stock, and issuances of debt and convertible debt instruments, and the establishment of strategic relationships which management expects will lead to the generation of additional revenue or acquisition opportunities.

While Management believes that the Company will be successful in obtaining the necessary financing to fund operations, there are no assurances that such additional funding will be achieved or that they will succeed in future operations.

Our ability to achieve and maintain profitability and positive cash flow is dependent upon our ability to successfully execute the plans to pursue acquisitions and raise the funds necessary to complete such acquisitions. The outcome of these matters cannot be predicted at this time. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

NOTE 1 – DESCRIPTION OF BUSINESS

We were incorporated in New Jersey as Creative Beauty Supply, Inc. (“Creative”) in August 1995. In March 2004, Creative acquired Global Digital Solutions, Inc., a Delaware corporation (“Global”). The merger was treated as a recapitalization of Global, and Creative changed its name to Global Digital Solutions, Inc. (“the Company”, “we”), Global provided structured cabling design, installation and maintenance for leading information technology companies, federal, state and local government, major businesses, educational institutions, and telecommunication companies. On May 1, 2012, we made the decision to wind down our operations in the telecommunications area and to refocus our efforts in the area of cyber arms technology and complementary security and technology solutions. From August 2012 through November 2013, we were actively involved in managing Airtronic USA, Inc., and effective as of June 16, 2014, we acquired North American Custom Specialty Vehicles (“NACSV”). In July 2014, we announced the formation of GDSI International (f/k/a Global Digital Solutions, LLC) to spearhead our efforts overseas. The Company had limited operations from the NACSV subsidiary from December 31, 2015 until May 13, 2016. During the interim, the Company was pursuing acquisition opportunities and responding to the litigation with the Securities and Exchange Commission. Subsequent to May 13, 2016, the Company has been seeking acquisitions and additional financing.

In March of 2019, the Company acquired HarmAlarm (“HA”). HA was formed in 2002 as a private Texas company to pursue Infrared commercial applications in the aviation services area. HA is developing an updated version of the system known as Pilot Assisted Landing Systems (PALS). We believe the precision and robustness of PALS has generated a host of new applications mainly through “landing trajectory” optimization which provides additional safety margin against weather related hazardous conditions, like wind shear, wake turbulence, icing, as well as low ceilings and fog.